Provision for decommissioning costs	6 Months Ended
Jun. 30, 2026
Provision For Decommissioning Costs
Provision for decommissioning costs

16.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	06.30.2026	12.31.2025
Onshore	702	675
Shallow waters	8,471	8,106
Deep and ultra-deep post-salt	12,998	12,748
Pre-salt	7,523	6,984
Total	29,694	28,513
Current	2,835	2,950
Non-current	26,859	25,563

Changes in the provision for decommissioning costs are presented as follows:

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	28,514	26,202
Adjustment to provision	7	8
Transfers related to liabilities held for sale	−	100
Use of provisions	(1,306)	(721)
Interest accrued	688	629
Others	(8)	(12)
Translation adjustment	1,799	3,530
Closing balance	29,694	29,736